Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Parenthetical) (Details) - Jun. 30, 2022	$ / shares	$ / shares
$0.54 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price		$ 0.54
$10.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price		10.8
Bottom of Range | $11.99-$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 11.99
Bottom of Range | $27.00-$2,070.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	27
Bottom of Range | $1.02 - $2.17 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price		1.02
Bottom of Range | $3.93-$5.34 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price		3.93
Top of Range | $11.99-$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	15.21
Top of Range | $27.00-$2,070.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price	$ 2,070
Top of Range | $1.02 - $2.17 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price		2.17
Top of Range | $3.93-$5.34 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price		$ 5.34